UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 56.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 9.9%
Comcast
5.150%, 03/01/20	$100,000	$111,239
3.375%, 08/15/25	100,000	104,888
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	179,625
Interpublic Group
4.000%, 03/15/22	110,000	116,765
Starbucks
3.850%, 10/01/23	100,000	110,110
The Gap
5.950%, 04/12/21	150,000	160,880
Time Warner
5.375%, 10/15/41	100,000	113,376
4.650%, 06/01/44	100,000	103,516

		1,000,399

CONSUMER STAPLES — 2.1%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	108,090
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	100,500

		208,590

ENERGY — 3.2%
Ecopetrol
7.625%, 07/23/19	95,000	108,462
Mexichem
4.875%, 09/19/22 (A)	200,000	215,220

		323,682

FINANCIALS — 20.1%
Ally Financial
4.625%, 03/30/25	100,000	101,750
American International Group
6.400%, 12/15/20	110,000	128,077
Bank of America
5.700%, 01/24/22	150,000	173,275
Bank of America MTN
4.200%, 08/26/24	150,000	156,747
CIT Group
5.500%, 02/15/19 (A)	200,000	210,500

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citigroup
8.500%, 05/22/19	$125,000	$145,259
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	165,606
JPMorgan Chase
6.400%, 05/15/38	150,000	202,165
Morgan Stanley MTN
4.875%, 11/01/22	250,000	274,590
Regions Bank
6.450%, 06/26/37	250,000	291,734
Wells Fargo MTN
3.500%, 03/08/22	200,000	210,264

		2,059,967

HEALTH CARE — 2.0%
Humana
3.150%, 12/01/22	200,000	206,102

INDUSTRIALS — 7.9%
Alfa
5.250%, 03/25/24 (A)	200,000	217,500
Embraer Bras De Aeronautica
5.150%, 06/15/22	150,000	156,749
General Electric
3.375%, 03/11/24	95,000	101,439
Grupo Kuo
6.250%, 12/04/22 (A)	200,000	204,476
United Parcel Service
3.125%, 01/15/21	130,000	138,346

		818,510

INFORMATION TECHNOLOGY — 3.2%
CA
5.375%, 12/01/19	100,000	109,973
Hewlett-Packard
4.650%, 12/09/21	200,000	218,012

		327,985

MATERIALS — 3.0%
Arconic
6.150%, 08/15/20	200,000	218,438

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Freeport-McMoRan
3.875%, 03/15/23	$100,000	$90,250

		308,688

TELECOMMUNICATION SERVICES — 5.2%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	199,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	203,250
Verizon Communications
6.400%, 09/15/33	110,000	137,212

		539,462

TOTAL CORPORATE OBLIGATIONS
(Cost $5,579,512)		5,793,385

MORTGAGE-BACKED SECURITIES — 19.2%
FHLMC
4.500%, 08/01/40	78,981	86,427
4.000%, 04/01/26	81,101	86,579
4.000%, 10/01/41	127,599	136,749
3.500%, 01/01/45	84,441	88,603
FNMA
4.500%, 02/01/39	48,233	52,792
4.500%, 02/01/41	137,630	150,876
4.500%, 10/01/41	69,893	77,454
4.000%, 11/01/40	181,578	194,988
4.000%, 01/01/41	133,185	142,997
4.000%, 05/01/44	144,511	155,767
3.500%, 07/01/42	234,642	246,519
3.500%, 07/01/45	263,952	277,350
3.500%, 08/01/45	86,287	90,566
3.500%, 10/01/45	83,362	87,496
3.500%, 01/01/46	91,115	95,644

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,937,806)		1,970,807

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2016
(Unaudited)

U.S. TREASURY OBLIGATIONS — 17.0%
	Face Amount/ Shares		Value
U.S. Treasury Bonds
5.250%, 11/15/28		$120,000	$162,333
4.750%, 02/15/41		125,000	177,007
U.S. Treasury Notes
3.500%, 05/15/20		250,000	270,469
2.250%, 11/15/24		400,000	415,875
2.000%, 11/15/21		200,000	206,117
2.000%, 02/15/23		300,000	308,039
2.000%, 08/15/25		200,000	203,429

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,720,581)			1,743,269

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC
1.375%, 05/01/20		300,000	302,381

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $300,460)			302,381

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
JPMorgan Chase, 6.700%		4,500	123,390

TOTAL PREFERRED STOCK
(Cost $116,190)			123,390

FOREIGN BOND — 1.1%
FINANCIALS — 1.1%
Queensland Treasury
5.500%, 06/21/21	AUD	125,000	109,378

TOTAL FOREIGN BOND
(Cost $105,589)			109,378

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2016
(Unaudited)

SHORT-TERM INVESTMENT — 1.3%
	Shares	Value
SEI Daily Income Trust Government Fund
Cl A 0.200%, (B)	136,628	$136,628

TOTAL SHORT-TERM INVESTMENT
(Cost $136,628)		136,628

TOTAL INVESTMENTS — 99.4%
(Cost $9,896,766)†		$10,179,238

Percentages are based on Net Assets of $10,239,599.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2016 was $1,350,446 which represents 13.2% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of October 31, 2016.
†	At October 31, 2016, the tax basis cost of the Fund’s investments was $9,896,766, and the unrealized appreciation and depreciation were $301,088 and $(18,616) respectively.

AUD — Australian Dollar

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,793,385	$—	$5,793,385
Mortgage-Backed Securities	—	1,970,807	—	1,970,807
U.S. Treasury Obligations	—	1,743,269	—	1,743,269
U.S. Government Agency Obligation	—	302,381	—	302,381
Preferred Stock	123,390	—	—	123,390
Foreign Bond	—	109,378	—	109,378
Short-Term Investment	136,628	—	—	136,628

Total Investments in Securities	$260,018	$9,919,220	$—	$10,179,238

During the period ended October 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 22, 2016